Organization and principal activities (Narrative) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Organization and principal activities [Line Items]
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiaries	¥ 3,213,143
Series B Preferred Stock [Member]
Organization and principal activities [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	48.30%
Guangzhou Huya | Exclusive Business Cooperation Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement	30 days
Guangzhou Huya | Exclusive Purchase Option Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement	30 days
Guangzhou Huya | Power of Attorney [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement	30 days
Huanju Shidai Technology Beijing Company Limited [Member] | Guangzhou Huaduo [Member] | Exclusive Technology Support and Technology Services Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement	30 days
Huanju Shidai Technology Beijing Company Limited [Member] | Guangzhou Huaduo [Member] | Exclusive Business Cooperation Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement	30 days
Huanju Shidai Technology Beijing Company Limited [Member] | Guangzhou Huaduo [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Term of agreement	10 years